Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information
Segment Information

Note T.

Segment Information

The company’s major operations consist of five business segments: Global Technology Services, Global Business Services, Software, Systems and Technology and Global Financing. The segments represent components of the company for which separate financial information is available that is utilized on a regular basis by the chief executive officer in determining how to allocate resources and evaluate performance. The segments are determined based on several factors, including client base, homogeneity of products, technology, delivery channels and similar economic characteristics.

Information about each segment’s business and the products and services that generate each segment’s revenue is located in the “Description of Business” section on pages 22 to 24, and in “Segment Details,” on pages 26 through 31 in the Management Discussion.

Segment revenue and pre-tax income include transactions between the segments that are intended to reflect an arm’s-length, market-based transfer price. Systems and software that is used by Global Technology Services in outsourcing engagements is primarily sourced internally from Systems and Technology and Software. For providing IT services that are used internally, Global Technology Services and Global Business Services recover cost, as well as a reasonable fee, that is intended to reflect the arm’s-length value of providing the services. The Global Services segments enter into arm’s-length leases and loans at prices equivalent to market rates with Global Financing to facilitate the acquisition of equipment used in services engagements. All internal transaction prices are reviewed annually, and reset if appropriate.

The company utilizes globally integrated support organizations to realize economies of scale and efficient use of resources. As a result, a considerable amount of expense is shared by all of the segments. This shared expense includes sales coverage, certain marketing functions and support functions such as Accounting, Treasury, Procurement, Legal, Human Resources and Billing and Collections. Where practical, shared expenses are allocated based on measurable drivers of expense, e.g., head count. When a clear and measurable driver cannot be identified, shared expenses are allocated on a financial basis that is consistent with the company’s management system; e.g., advertising expense is allocated based on the gross profits of the segments. A portion of the shared expenses, which are recorded in net income, are not allocated to the segments. These expenses are associated with the elimination of internal transactions and other miscellaneous items.

The following tables reflect the results of operations of the company’s segments consistent with the management and measurement system utilized within the company. Performance measurement is based on pre-tax income. These results are used, in part, by senior management, both in evaluating the performance of, and in allocating resources to, each of the segments. Effective January 1, 2011, the company transitioned its management and measurement system to reflect operating earnings in an effort to provide better transparency into the operating results of the business. As a result, certain acquisition-related charges and non-operating retirement-related costs are not reflected in the segment results. See the “Operating (non-GAAP) Earnings” section on page 18 for additional information regarding this change. Prior year segment pre-tax income and pre-tax margin have been reclassified to conform to the new management and measurement system.

Management System Segment View

($ in millions)

	Global Services Segments
	Global	Global
	Technology	Business		Systems and	Global	Total
For the year ended December 31:	Services	Services	Software	Technology	Financing	Segments
2011
External revenue	$40,879	$19,284	$24,944	$18,985	$2,102	$106,194
Internal revenue	1,242	797	3,276	838	2,092	8,246
Total revenue	$42,121	$20,081	$28,219	$19,823	$4,195	$114,440
Pre-tax income	$6,284	$3,006	$9,970	$1,633	$2,011	$22,904
Revenue year-to-year change	6.6%	5.6%	10.9%	5.6%	2.8%	7.1%
Pre-tax income year-to-year change	14.3%	18.1%	5.3%	12.2%	2.8%	9.5%
Pre-tax income margin	14.9%	15.0%	35.3%	8.2%	47.9%	20.0%

2010
External revenue	$38,201	$18,223	$22,485	$17,973	$2,238	$99,120
Internal revenue	1,313	798	2,950	804	1,842	7,707
Total revenue	$39,514	$19,021	$25,436	$18,777	$4,080	$106,827
Pre-tax income*	$5,499	$2,546	$9,466	$1,456	$1,956	$20,923
Revenue year-to-year change	2.0%	2.6%	5.7%	9.8%	0.1%	4.2%
Pre-tax income year-to-year change*	0.3%	1.8%	13.8%	12.1%	13.5%	8.3%
Pre-tax income margin*	13.9%	13.4%	37.2%	7.8%	48.0%	19.6%

2009
External revenue	$37,347	$17,653	$21,396	$16,190	$2,302	$94,889
Internal revenue	1,386	887	2,677	911	1,774	7,635
Total revenue	$38,734	$18,540	$24,073	$17,102	$4,076	$102,524
Pre-tax income*	$5,482	$2,501	$8,319	$1,298	$1,724	$19,323
Revenue year-to-year change	(5.1)%	(10.3)%	(3.1)%	(15.2)%	(8.4)%	(7.6)%
Pre-tax income year-to-year change*	23.0%	(3.4)%	13.9%	(8.8)%	7.1%	11.2%
Pre-tax income margin*	14.2%	13.5%	34.6%	7.6%	42.3%	18.8%

* Reclassified to conform with 2011 presentation.

Reconciliations of IBM as Reported

($ in millions)

For the year ended December 31:	2011	2010	2009
Revenue
Total reportable segments	$114,440	$106,827	$102,524
Other revenue and adjustments	722	750	869
Elimination of internal transactions	(8,246)	(7,707)	(7,635)
Total IBM consolidated revenue	$106,916	$99,870	$95,758

($ in millions)

For the year ended December 31:	2011	2010 *	2009 *
Pre-tax income
Total reportable segments	$22,904	$20,923	$19,323
Amortization of acquired intangible assets	(629)	(512)	(489)
Acquisition-related charges	(46)	(46)	(9)
Non-operating retirement-related (costs)/income	72	414	509
Elimination of internal transactions	(1,243)	(957)	(744)
Unallocated corporate amounts**	(56)	(98)	(453)
Total IBM consolidated pre-tax income	$21,003	$19,723	$18,138

*                 Reclassified to conform with 2011 presentation.

**          The 2009 amount included a provision related to a joint venture investment, while the 2010 amount included an adjustment of that provision as the venture was divested. The 2009 and 2010 amounts included gains related to the divestiture of the printing business.

Immaterial Items

Investment in Equity Alliances and Equity Alliances Gains/(Losses)

The investments in equity alliances and the resulting gains and (losses) from these investments that are attributable to the segments did not have a material effect on the financial position or the financial results of the segments.

Segment Assets and Other Items

Global Technology Services assets are primarily accounts receivable, plant, property and equipment including the assets associated with the outsourcing business, goodwill, acquired intangible assets, deferred services arrangement transition costs and maintenance parts inventory. Global Business Services assets are primarily goodwill and accounts receivable. Software assets are mainly goodwill, acquired intangible assets and accounts receivable. Systems and Technology assets are primarily plant, property and equipment, manufacturing inventory and accounts receivable. Global Financing assets are primarily financing receivables and fixed assets under operating leases.

To ensure the efficient use of the company’s space and equipment, several segments may share plant, property and equipment assets. Where assets are shared, landlord ownership of the assets is assigned to one segment and is not allocated to each user segment. This is consistent with the company’s management system and is reflected accordingly in the table on page 138. In those cases, there will not be a precise correlation between segment pre-tax income and segment assets.

Similarly, the depreciation amounts reported by each segment are based on the assigned landlord ownership and may not be consistent with the amounts that are included in the segments’ pre-tax income. The amounts that are included in pre-tax income reflect occupancy charges from the landlord segment and are not specifically identified by the management reporting system. Capital expenditures that are reported by each segment also are consistent with the landlord ownership basis of asset assignment.

Global Financing amounts for interest income and interest expense reflect the interest income and interest expense associated with the Global Financing business, including the intercompany financing activities discussed on page 24, as well as the income from investment in cash and marketable securities. The explanation of the difference between cost of financing and interest expense for segment presentation versus presentation in the Consolidated Statement of Earnings is included on page 66 of the Management Discussion.

Management System Segment View

($ in millions)

	Global Services Segments
	Global	Global
	Technology	Business		Systems and	Global	Total
For the year ended December 31:	Services	Services	Software	Technology	Financing	Segments
2011
Assets	$15,475	$8,078	$23,926	$7,649	$36,427	$91,557
Depreciation/amortization of intangibles*	1,713	83	1,062	737	1,145	4,739
Capital expenditures/investments in intangibles	1,838	56	469	1,032	930	4,325
Interest income	—	—	—	—	2,139	2,139
Interest expense	—	—	—	—	538	538

2010
Assets	$15,560	$8,007	$22,625	$7,287	$35,813	$89,292
Depreciation/amortization of intangibles*	1,632	75	992	784	1,417	4,900
Capital expenditures/investments in intangibles	1,511	52	463	1,163	1,246	4,434
Interest income	—	—	—	—	2,116	2,116
Interest expense	—	—	—	—	548	548

2009
Assets	$16,422	$6,885	$16,894	$6,907	$34,605	$81,714
Depreciation/amortization of intangibles*	1,680	87	906	814	1,694	5,181
Capital expenditures/investments in intangibles	1,512	45	471	658	1,460	4,145
Interest income	—	—	—	—	2,265	2,265
Interest expense	—	—	—	—	674	674

* Segment pre-tax income does not include the amortization of intangible assets.

Reconciliations of IBM as Reported

($ in millions)

At December 31:	2011	2010	2009
Assets
Total reportable segments	$91,557	$89,292	$81,714
Elimination of internal transactions	(5,407)	(5,515)	(5,481)
Unallocated amounts
Cash and marketable securities	10,575	10,113	12,688
Notes and accounts receivable	3,526	3,762	3,928
Deferred tax assets	4,865	4,494	5,545
Plant, other property and equipment	2,918	3,067	2,971
Pension assets	2,837	3,060	2,994
Other	5,562	5,178	4,665
Total IBM consolidated assets	$116,433	$113,452	$109,022

Major Clients

No single client represented 10 percent or more of the company’s total revenue in 2011, 2010 or 2009.

Geographic Information

The following provides information for those countries that are 10 percent or more of the specific category.

Revenue*

($ in millions)

For the year ended December 31:	2011	2010	2009
United States	$37,041	$35,581	$34,150
Japan	10,968	10,701	10,222
Other countries	58,906	53,589	51,386
Total IBM consolidated revenue	$106,916	$99,870	$95,758

* Revenues are attributed to countries based on the location of the client.

Net Plant, Property and Equipment

($ in millions)

At December 31:	2011	2010	2009
United States	$6,271	$6,134	$6,313
Other countries	6,186	6,298	6,142
Total	$12,457	$12,432	$12,455

Revenue by Classes of Similar Products or Services

The following table presents external revenue for similar classes of products or services within the company’s reportable segments. Within Global Technology Services and Global Business Services, client solutions often include IBM software and systems and other suppliers’ products if the client solution requires it. Within Software, product license charges and ongoing subscription and support are reported as Software, and software as a service, consulting, education, training and other product-related services are reported as Services. Within Systems and Technology, Microelectronics original equipment manufacturer (OEM) revenue is primarily from the sale of semiconductors. Microelectronics Services revenue includes circuit and component design services and technology and manufacturing consulting services. See “Description of the Business,” beginning on page 20 for additional information.

($ in millions)

For the year ended December 31:	2011	2010	2009
Global Technology Services
Services	$31,746	$29,367	$28,762
Maintenance	7,515	7,250	6,956
Systems	1,478	1,409	1,279
Software	140	175	351
Global Business Services
Services	$18,956	$17,858	$17,213
Software	211	236	231
Systems	118	129	208
Software
Software	$22,921	$20,882	$20,094
Services	2,022	1,603	1,302
Systems and Technology
Servers	$12,362	$11,619	$10,627
Storage	3,619	3,420	3,177
Microelectronics OEM	1,975	1,938	1,550
Retail Store Solutions	753	674	551
Microelectronics Services	277	321	285
Global Financing
Financing	$1,612	$1,580	$1,715
Used equipment sales	490	659	588